Investment Strategy - Optimize Strategy Index ETF	Jul. 29, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Fund is an exchange-traded fund (“ETF”) that employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is owned and administered by Optimize Financial Inc., the Fund’s investment sub-advisor (the “Sub-Advisor”).
The Index seeks to generate returns that exceed the broader U.S. equity market over a full economic cycle as measured by the Optimize Broad Market Index, which is also owned and administered by the Sub-Advisor. The Index’s eligible universe of securities is comprised of the constituents of the Optimize Broad Market Index, which consists of equity securities of U.S. listed companies with minimum market capitalization of $850 million that meet certain minimum liquidity requirements across a broad range of sector categorizations. The investable universe does not include ETFs, closed-end funds, American depository receipts, preferred shares, warrants, rights, master limited partnerships, mineral royalty companies, and investment trusts.
To be included in the Index, eligible companies are divided into large-capitalization companies (market capitalization of $2 billion and greater) and small-capitalization companies (market capitalization less than $2 billion), then evaluated and ranked within their sectors. The Index employs a multi-factor model for scoring, ranking, and weighting stocks based on the following quality and momentum factors:
•for large capitalization companies – (1) the ratio of current earnings per share over the trailing 10-year average earnings per share; (2) the current price to earnings ratio; and (3) the 2-year forward earnings per share growth estimate; and
•for small capitalization companies – the price to sales ratio.
Once the large capitalization and small capitalization companies have been ranked within their respective sectors, the top 20% of securities are selected from each market capitalization segment in each sector. The Index weights the sectors using the sum of the market capitalization of all constituents in each sector and within each sector each constituent is equally weighted. The Index is reconstituted and rebalanced semi-annually in March and September.
The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. As of June 30, 2026, the Index was comprised of approximately 332 securities, and 53.41% of the Index and 52.98% of the Fund were represented by companies in information technology under custom sector titled ‘Bits & Bytes’.
The Fund generally uses a “replication” strategy to achieve its investment objective, meaning the Fund generally invests in all of the component securities of the Index in the same approximate proportions as the Index, but may, when the Fund’s portfolio manager believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index). Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities comprising the Index and in investments that have economic characteristics similar to the securities comprising the Index.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated.